Stockholders' equity (Details) In Millions, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended									1 Months Ended							1 Months Ended
	Feb. 28, 2013 CHF	Apr. 30, 2012 CHF	Apr. 30, 2011 CHF	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Feb. 29, 2012	Apr. 30, 2010 CHF	Dec. 31, 2012 Minimum CHF	Dec. 31, 2012 Maximum CHF	Dec. 31, 2012 ABB Ltd, Zurich (unconsolidated) USD ($)	Dec. 31, 2012 ABB Ltd, Zurich (unconsolidated) CHF	Feb. 29, 2012 Stock-based option plans	Dec. 31, 2012 Options under 2007 launch of the MIP CHF	Dec. 31, 2012 Options under 2008 launch of the MIP CHF	Dec. 31, 2012 Options under 2009 launch of the MIP CHF	Dec. 31, 2012 Options under 2010 launch of the MIP CHF	Dec. 31, 2012 Options under 2011 launch of the MIP CHF	Dec. 31, 2012 Options under 2012 launch of the MIP CHF	Nov. 30, 2012 ESAP	Nov. 30, 2010 ESAP	Dec. 31, 2012 ESAP	Dec. 31, 2012 ESAP U.S. and Canada CHF	Dec. 31, 2012 ESAP Other countries CHF	Dec. 31, 2012 Other share-based payment arrangements	Dec. 31, 2012 2012, 2011 and 2010 launches of the LTIP
Stockholders' equity
Company's authorized shares				2,819,000,000	2,819,000,000
Company's registered and issued shares				2,314,743,264	2,314,743,264
Nominal value of ABB Ltd share before nominal value reduction (in Swiss francs per share)								1.54
Nominal value of ABB Ltd share after nominal value reduction (in Swiss francs per share)								1.03
Distribution to ABB Ltd's shareholders (in Swiss francs per share)								0.51
Distribution declared to ABB Ltd's shareholders (in Swiss francs per share)		0.65	0.60
Distribution to ABB Ltd's shareholders (in the form of nominal value reduction)						$ 1,112
Distribution to ABB Ltd's shareholders				1,626	1,569
Proposed distribution (in Swiss francs per share)	0.68
Details of Stockholder's equity
Shares purchased on the open market for share-based payment arrangements						12,100,000
Cost of shares purchased on the open market for share-based payment arrangements						228
Shares issued relating to call options (in shares)				2,700,000	6,000,000	2,100,000
Net increase in capital stock and additional paid-in capital due to call options exercised				90	110	78
Call options held by bank (in shares)				8,500,000
Call options exercised in February 2012							2,700,000
Call options held by the bank, strike price (in Swiss francs per share)									15.75	36.40
Call options held by bank, exercisable (in shares)				1,800,000
Call options held by the bank, exercisable, strike price (in Swiss francs per share)									19.00	36.40
Outstanding obligation of options granted (in shares)														2,700,000	2,900,000	4,500,000	7,400,000	8,900,000	17,100,000			4,400,000			2,000,000	1,600,000
Shares issued from treasury stock (in shares)													2,700,000							2,300,000	3,200,000
Strike price of options granted (in Swiss francs per share)														26.00	36.40	19.00	22.50	25.50	16.07				18.30	17.08
Total statutory stockholders' equity											13,504	12,357
Share capital of ABB Ltd, Zurich											2,605	2,384
Reserves of ABB Ltd, Zurich											10,899	9,973
Restricted legal reserves for own shares of ABB Ltd, Zurich											432	395
Restricted ordinary legal reserves of ABB Ltd, Zurich											$ 1,093	1,000